Recent Accounting Pronouncements	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 29, 2012
Recent Accounting Pronouncements
3.	RECENT ACCOUNTING PRONOUNCEMENTS

In February 2013, the FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This update requires disclosure of amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of Accumulated Other Comprehensive Income by the respective line items of net income. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. The update does not change the items reported in other comprehensive income or when an item of other comprehensive income is reclassified to net income. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2012. As this guidance only revises the presentation and disclosures related to the reclassification of items out of accumulated other comprehensive income, the Company’s adoption of this guidance in the first quarter of 2013 did not affect its financial position, results of operations or cash flows. See Note 13 – Reclassifications Out of Accumulated Other Comprehensive Income, which presents the disclosures required by this update.

3.	RECENT ACCOUNTING PRONOUNCEMENTS

In February 2013, the FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This update requires disclosure of amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the consolidated financial statements or in the notes to consolidated financial statements, significant amounts reclassified out of Accumulated Other Comprehensive Income by the respective line items of net income. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2012. The update does not change the items reported in other comprehensive income or when an item of other comprehensive income is reclassified to net income. As this guidance only revises the presentation and disclosures related to the reclassification of items out of accumulated other comprehensive income, the adoption of this guidance will not affect the Company’s financial position, results of operations or cash flows.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment. The amendments in this ASU allow entities the option to first perform a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying value. If an entity concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying value, the entity would be required to perform the two-step impairment test for the reporting unit. The Company adopted the guidance in ASU No. 2011-08 for its annual goodwill impairment assessment performed at the beginning of its 2012 fiscal year third quarter. Since this ASU did not change the accounting for recognizing or measuring any impairment losses which may be required, the adoption of this guidance did not affect our financial position, results of operations or cash flows. See Note 9 — Goodwill and Other Intangibles for a discussion of our 2012 annual goodwill impairment assessment.